Stock-Based Compensation	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation

In connection with our initial public offering, we adopted the 2013 Incentive Compensation Plan (2013 Incentive Plan). The 2013 Incentive Plan provides for grants of stock options, stock appreciation rights, restricted stock, other stock-based awards, other cash-based compensation, and performance awards. Directors, officers, and other employees, as well as others performing consulting or advisory services for us, are eligible for grants under the 2013 Incentive Plan. These awards are at the discretion of the Compensation Committee of our board of directors, and they vest and expire in accordance with terms established at the time of grant. All awards under the 2013 Incentive Plan are eligible to participate in dividend or dividend equivalent payments, if any, which we would accrue to be paid when the awards vest.

Shares issued pursuant to awards under the 2013 Incentive Plan are from our authorized but unissued shares. The maximum number of shares approved for grant under the 2013 Incentive Plan is 3.1 million shares. As of June 30, 2013, 2.8 million shares remained available for future issuance under the 2013 Incentive Plan.

In February 2013, we granted three types of stock-based awards under the 2013 Incentive Plan: stock options, performance stock units (PSUs), and restricted stock units (RSUs).

Stock Options

In February 2013, we granted 161,257 nonqualified stock options to our officers and other employees, subject to service conditions. The stock options generally vest and become exercisable on a pro rata basis over a three-year period from the date of grant. Our stock options generally have a contractual term of ten years, meaning the option must be exercised by the holder before the tenth anniversary of the grant date, subject to earlier expiration for vested options not exercised following termination of employment. No options were vested and exercisable at June 30, 2013. The following is a summary of our stock option activity:

	Number of Options	Weighted Average Exercise Price Per Option	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(years)	(thousands)
Outstanding, December 31, 2012	—	$—
Granted	161,257	27.19
Outstanding, June 30, 2013	161,257	$27.19	9.7	$—
Vested and expected to vest, June 30, 2013	132,484	$27.19	9.7	$—
Exercisable, June 30, 2013	—	$—	—	$—

The fair value for stock option awards was estimated at the grant date using the Black-Scholes option valuation model with the following weighted average assumptions:

Six Months Ended June 30, 2013
Expected volatility	60.9%
Expected life (in years)	6.0
Risk-free interest rate	1.0%
Expected dividends	—
Weighted average fair value per option granted	$14.87

The expected volatility of our stock price was based on the volatility of related industry stocks. As these 2013 grants were our first issuances of stock options and our equity shares have been traded for a short period of time, we did not have sufficient historical data to provide a reasonable basis upon which to estimate the expected life. Therefore, we used the simplified method as allowed by the Securities and Exchange Commission. The risk-free interest rate was based on the yields of U.S. Treasury issues with terms similar to the expected life of the options.

PSU and RSU Awards

In February 2013, we granted 90,124 PSUs to our officers and other employees, subject to performance and service conditions. The number of shares actually awarded will range from 0% to 200% of the target amount, depending upon the Company’s 2013 EBITDA, defined as income before interest (interest expense and interest income), income taxes, and depreciation and amortization, determined in accordance with the related grant agreement. Because the EBITDA component contains a performance condition, we record compensation expense, net of estimated forfeitures, over the requisite service period based on the most probable number of shares expected to vest. The PSUs, if earned, will vest in three equal tranches on December 31, 2013, 2014, and 2015.

In February 2013, we granted 14,161 RSUs to our directors with only service conditions. The RSUs vest at the end of the one-year period.

We based the fair value of PSU and RSU awards on the closing market price of our common stock on the grant date, and we record compensation expense over the awards' vesting period. Any shares not vested are forfeited.

The following summarizes the activity of our PSUs and RSUs awarded under the 2013 Incentive Plan for the six months ended June 30, 2013:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested, December 31, 2012	—	$—
Granted	104,285	26.65
Unvested, June 30, 2013	104,285	$26.65

Compensation Expense

Stock-based compensation expense is recognized only for those awards that are expected to vest, with forfeitures estimated at the date of grant based on our historical experience and future expectations. We recognize the effect of adjusting the estimated forfeiture rates in the period in which we change such estimated rates. Most of our share-based compensation expense was recorded in "General and administrative expenses" in our Consolidated Statement of Operations. Total stock-based compensation recognized from stock options, PSUs, and RSUs, net of estimated forfeitures, was as follows:

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
	(thousands)
Stock options	$195	$268
PSUs and RSUs	635	805
Total	$830	$1,073

The related tax benefit for the six months ended June 30, 2013, was $0.4 million. As of June 30, 2013, total unrecognized compensation expense related to nonvested share-based compensation arrangements was $3.6 million, net of estimated forfeitures. This expense is expected to be recognized over a weighted-average period of 2.3 years.